Business Combinations - Summary of Fair Value of Identifiable Assets Acquired Gene Editing and Oncology Business (Detail) £ in Millions, $ in Millions	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)		Dec. 31, 2020 USD ($)	Jun. 30, 2020 GBP (£)	[1]	Jan. 30, 2020 GBP (£)	Jan. 30, 2020 USD ($)
Non-current assets
Goodwill	£ 364.8	£ 184.3	[1]		£ 195.0
Total consideration		£ 7.7		$ 10.2
Gene Editing And Oncology Business Acquisition [Member]
Non-current assets
Total consideration							£ 7.1	$ 9.4
Provisional Fair Value [Member] | Gene Editing And Oncology Business Acquisition [Member]
Non-current assets
Intangible assets	3.3
Current assets	0.2
Total identifiable assets acquired	3.5
Goodwill	3.6
Total consideration	7.1
Fair Value Adjustment [Member] | Gene Editing And Oncology Business Acquisition [Member]
Non-current assets
Intangible assets	(2.2)
Total identifiable assets acquired	(2.2)
Goodwill	2.2
At fair value [member] | Gene Editing And Oncology Business Acquisition [Member]
Non-current assets
Intangible assets	1.1
Current assets	0.2
Total identifiable assets acquired	1.3
Goodwill	5.8
Total consideration	£ 7.1

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.